WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 40.1%
FHLMC - 7.8%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$16,738	$18,306
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/50	53,759,078	53,455,321
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	116,541	125,636
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	16,128,356	14,951,681
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-11/1/51	18,727,857	16,799,475
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	4,715,670	4,884,109
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-3/1/50	9,654,110	9,807,125
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-11/1/48	612,649	642,039
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-4/1/52	21,685,453	20,803,535
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.873%	11/1/47	1,465,236	1,458,687	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.085%	2/1/50	2,808,159	2,798,683	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.009%	11/1/48	7,459,830	7,392,977	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.098%	3/1/47	1,179,364	1,157,980	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	12,495	13,409
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	13,617	15,149
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	46,321	50,266
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	92,526	101,776
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	706,565	723,625

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	1

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47	$3,742,872	$3,623,479
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	783,971	809,660

Total FHLMC				139,632,918

FNMA - 23.0%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,632,452	4,370,496
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-11/1/37	64,417	70,172
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	4,496,210	4,704,630
Federal National Mortgage Association (FNMA)	1.500%	3/1/36	86,118	79,615
Federal National Mortgage Association (FNMA)	3.000%	7/1/36-2/1/52	109,285,754	105,692,518
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-3/1/52	54,884,598	50,950,434
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	15,999	17,202
Federal National Mortgage Association (FNMA)	4.500%	6/1/37-8/1/58	57,605,263	59,869,990
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	258,332	285,674
Federal National Mortgage Association (FNMA)	5.000%	8/1/38	1,089,300	1,148,854	(b)
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	20,041	22,077
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	71,406,477	72,421,596
Federal National Mortgage Association (FNMA)	3.500%	4/1/45-5/1/50	94,966,241	94,432,602
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-11/1/51	17,817,697	15,910,954

Total FNMA				409,976,814

GNMA - 9.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	35,267,056	34,207,152
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	4,750,570	4,813,230

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$65,458	$66,872
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	632,751	687,319
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	38,948,818	40,019,365
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	7,189,129	7,479,051
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	37,982,726	38,015,050
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	18,704,430	19,105,218
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-3/20/52	5,218,601	5,044,460
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	15,612,359	14,048,879
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-5/20/51	1,537,873	1,433,629

Total GNMA				164,920,225

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $757,046,774)				714,529,957

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - 33.7%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	1.634%	7/20/35	271,939	222,486	(a)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	233,296	161,054
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	1.288%	6/25/45	880,053	876,023	(a)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.955%	7/17/26	8,770,000	8,648,601	(a)(d)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.856%	1/18/36	1,237,363	1,207,976	(a)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	10,961,643
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	2.125%	7/15/35	11,150,000	10,863,177	(a)(d)
BX, 2021-MFM1 A (1 mo. USD LIBOR + 0.700%)	1.575%	1/15/34	3,000,000	2,917,289	(a)(d)
BX Commercial Mortgage Trust, 2021- VOLT A (1 mo. USD LIBOR + 0.700%)	1.575%	9/15/36	22,570,000	21,530,582	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	1.564%	10/15/38	41,427,046	39,859,848	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	3

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	1.564%	10/15/36	$35,380,000	$33,705,794	(a)(d)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	2,923,882	(d)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	1.774%	10/15/36	19,205,000	18,260,310	(a)(d)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	1.686%	10/25/34	1,471,002	1,419,604	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	179,988
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	157,343	(a)
Commercial Mortgage Trust, 2013-CR12 C	5.068%	10/10/46	80,000	67,376	(a)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,649,252	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,152,032	(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	14,485,903	13,920,597	(a)(d)
CSMC Trust, 2017-RPL3 B2	4.314%	8/1/57	17,732,031	17,236,638	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,079,676	(d)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	3.875%	12/15/35	8,060,000	8,000,123	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	2.550%	7/25/47	12,976,957	13,169,337	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	5,642,438	5,413,542	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	14,721,426	14,094,513	(a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	6,073,190	5,786,898	(a)(d)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	7,374,488	7,022,514	(a)(d)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	11,231,365	10,452,891	(a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.955%	7/15/38	8,636,844	8,455,657	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	782,257	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.611%	3/25/27	48,976,116	1,216,479	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.557%	3/25/29	6,545,550	217,323	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.952%	5/25/29	5,964,301	325,805	(a)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	0.960%	9/25/30	$11,439,041	$730,822	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.025%	10/25/30	54,439,262	3,643,538	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.882%	11/25/30	9,978,894	590,299	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K723 X1, IO	0.912%	8/25/23	102,987,162	898,532	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.758%	9/25/27	35,819,449	1,213,140	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.512%	2/25/35	45,348,384	6,032,605	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.511%	5/25/35	29,859,149	4,234,272	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.330%	7/25/35	41,052,076	5,202,193	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	15,151	16,479
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.075%	10/15/41	156,543	20,194	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	143,855	7,072
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	485,564	464,753
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,348,948	191,755
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	393,036	57,971
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	2.856%	2/25/50	4,548,223	4,523,078	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	5

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.684%	10/25/33	$25,300,000	$24,377,501	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.366%	2/15/38	1,063,623	46,133	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	4.706%	4/25/28	3,332,820	3,361,432	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.884%	8/25/33	16,930,000	16,544,866	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	6.256%	10/25/23	6,916,384	7,120,309	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	5.406%	1/25/24	11,421,487	11,714,030	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	2.256%	7/25/29	13,499,993	13,514,512	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	2.134%	10/25/41	8,870,000	8,551,388	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,047,076
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	532,114	509,062
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.634%	9/25/29	34,146,449	1,284,029	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	12,513,050	11,861,329
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	785,304	762,209
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.542%	2/25/30	9,168,799	291,752	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.928%	2/25/30	16,485,808	854,646	(a)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.741%	2/25/28	$6,847,316	$243,608	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.021%	2/25/28	37,184,959	1,773,529	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.707%	1/25/28	10,827,864	700,143	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.459%	9/25/34	3,041,882	269,787	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.075%	12/25/30	74,520,000	466,450	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.534%	12/25/33	38,669,489	3,563,707	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	226,250	242,880
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	2,037	2,144
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	12,224	11,089
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.594%	7/25/42	35,306	4,821	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	263,714	12,980
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.144%	12/25/42	315,101	48,186	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	69,621	74,343
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	144,162	21,611
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	449,106	70,345
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	606,218	34,228
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.423%	8/25/44	792,106	35,765	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	935,140	669,580
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	10,758	2,108

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	7

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	$6,953	$1,237
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	3,762	744	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	3,678	774	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	6,418	1,103
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	9,193	1,847
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	34,691	5,984
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	79,448	3,940
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	55,414	6,012
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	763,792	760,819	(a)(d)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	2,171,171	2,146,015	(a)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	2.895%	4/19/36	363,680	297,964	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.723%	1/20/40	6,070	179	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	39,866	1,508
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.888%	11/20/60	509,374	507,000	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.938%	4/20/61	652,361	649,861	(a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.725%	4/16/42	1,628,985	267,642	(a)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.282%	6/16/54	16,252,087	69,773	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.233%	1/16/55	63,079,615	387,309	(a)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.232%	5/16/55	$10,013,090	$118,205	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	464,750	81,030
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	653,047	130,457
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	207,080	37,398
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.660%	2/16/57	981,343	40,091	(a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.738%	5/20/68	1,147,489	1,138,881	(a)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	4,505,636	4,399,355
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	1,753,361	289,243
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	638,266	108,026
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	680,490	99,035
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	699,539	105,657
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	450,637	67,732
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	615,722	91,777
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,322,606	341,331
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.972%	10/16/60	92,748,786	6,708,675	(a)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.588%	5/20/70	1,832,067	1,867,364	(a)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.688%	4/20/70	2,806,362	2,851,883	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.938%	7/20/70	284,222	281,886	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	9

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.888%	7/20/70	$121,399	$120,321	(a)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.838%	8/20/70	3,504,632	3,487,464	(a)
GS Mortgage Securities Corp. Trust, 2018- GS9 B	4.321%	3/10/51	1,725,000	1,669,726	(a)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	499,052	(a)
GS Mortgage Securities Corp. Trust, 2021- ROSS C (1 mo. USD LIBOR + 2.000%)	2.875%	5/15/26	5,190,000	4,985,124	(a)(d)
GS Mortgage Securities Corp. Trust, 2021- ROSS D (1 mo. USD LIBOR + 2.500%)	3.375%	5/15/26	8,660,000	8,235,666	(a)(d)
GS Mortgage-Backed Securities Corp. Trust, 2018-RPL1 A1A	3.750%	10/25/57	14,132,345	14,053,162	(d)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	14,427,092	(a)(d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	1.746%	12/25/34	1,565,099	1,512,483	(a)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	1.746%	11/25/34	2,925,301	2,914,570	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.568%	7/15/47	700,000	662,113	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	458,111	286,476
JPMorgan Mortgage Trust, 2015-5 A9	2.312%	5/25/45	683,602	684,649	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	2,191,214	2,134,601	(a)(d)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.878%	7/27/36	4,798,739	4,495,757	(a)(d)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	6,524,025	6,452,040	(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	2.600%	9/25/35	55,951	37,880	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.875%	3/25/36	365,874	267,762	(a)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	3,025,637	2,922,308	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	3,991,788	3,908,393	(a)(d)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	$12,466,252	$12,228,964	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	16,695,057	16,615,243	(a)(d)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	6,256,701	5,880,999	(a)(d)
OPG Trust, 2021-PORT D (1 mo. USD LIBOR + 1.131%)	2.006%	10/15/36	3,770,000	3,472,828	(a)(d)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	1.875%	8/9/37	5,340,000	5,170,140	(a)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	18,916,447	16,902,684	(a)(d)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.410%)	1.416%	9/25/46	322,068	308,799	(a)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	20,042	14,306
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.719%	9/29/31	163	160	(a)(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	539,656	529,100
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	2.025%	5/15/38	9,120,000	8,822,947	(a)(d)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	1.465%	10/15/34	12,605,000	11,965,422	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.650%	3/25/34	82,756	80,262	(a)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	2.474%	3/25/46	176,520	185,762	(a)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.339%	3/25/33	102,508	102,977	(a)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	100,025	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.986%	11/25/34	4,793,722	4,501,211	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	1.646%	7/25/45	39,582	37,773	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	11

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (c) - continued
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	0.879%	6/15/45	$44,852	$0	(a)(d)(e)
WFRBS Commercial Mortgage Trust, 2014- C24 B	4.204%	11/15/47	1,670,000	1,573,784	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $631,618,641)				599,970,553

ASSET-BACKED SECURITIES - 18.1%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	4,950,000	4,876,570	(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	1.945%	8/15/34	3,000,000	2,918,139	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,654,000	7,767,292	(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	1.906%	3/25/37	358,810	350,104	(a)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	16,334,627	14,650,584	(d)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	2.078%	8/19/38	5,490,000	5,318,959	(a)(d)
Capital One Multi-Asset Execution Trust, 2021-A1 A1	0.550%	7/15/26	10,950,000	10,348,326
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	1.506%	10/25/34	2,063,930	1,974,632	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	1.666%	7/25/36	15,401	14,955	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	10,165,786	9,981,609	(a)(d)
CSMC Trust, 2017-RPL1 M1	2.965%	7/25/57	20,370,000	18,190,931	(a)(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	271,695	263,743	(d)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	5,078,401	4,745,423	(d)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	10,291,970	9,437,481	(d)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.895%	7/15/39	3,880,000	3,692,476	(a)(d)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,614,900	7,532,213	(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	16,380,000	14,796,192	(d)
Hertz Vehicle Financing III LP, 2021-2A B	2.120%	12/27/27	8,690,000	7,801,065	(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,489,024	(d)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	8,136,309	(d)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	1.957%	2/15/39	$4,360,000	$4,235,324	(a)(d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	1.306%	5/25/37	4,516,660	4,079,480	(a)(d)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	2.016%	10/16/36	3,560,000	3,452,531	(a)(d)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.180%)	1.186%	12/25/36	19,752	9,041	(a)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	12,834,138	12,491,977	(d)
Navient Student Loan Trust, 2017-2A A (1 mo. USD LIBOR + 1.050%)	2.056%	12/27/66	26,250,702	26,159,297	(a)(d)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	1.606%	12/26/69	2,836,718	2,759,560	(a)(d)
Nelnet Student Loan Trust, 2011-1A A (1 mo. USD LIBOR + 0.850%)	1.856%	2/25/48	6,894,877	6,730,626	(a)(d)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	15,453,940	(d)
Northstar Education Finance Inc., 2007-1 A3 (3 mo. USD LIBOR + 0.750%)	1.988%	1/29/46	15,337,369	14,847,611	(a)
OneMain Financial Issuance Trust, 2020-2A A	1.750%	9/14/35	4,024,000	3,674,395	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.835%	4/15/37	296,296	279,087	(a)
Oscar US Funding XII LLC, 2021-1A A4	1.000%	4/10/28	3,350,000	3,103,882	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.546%	5/25/36	44,612	44,193	(a)(d)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.600%)	1.606%	9/25/45	729,644	718,025	(a)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	1.276%	10/25/36	82,656	82,589	(a)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.886%	8/25/33	626,324	593,639	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	2.006%	9/25/37	187,406	162,085	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	2.806%	9/25/37	820,508	714,192	(a)
Residential Funding Securities Corp., 2002- RP2 A1 (1 mo. USD LIBOR + 1.500%)	2.506%	10/25/32	2,281	2,229	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	13

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	$1,089,294	$1,053,691
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	1.496%	12/17/68	9,260,000	9,043,104	(a)(d)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	15,910,297	15,249,734	(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	20,000,000	18,576,832	(d)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,000,000	9,190,899	(d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	5,786,586	(d)
Structured Asset Securities Corp., 2004- SC1 A	7.925%	12/25/29	8,630	7,802	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	94,957	93,760
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,342,488	2,947,390	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	8,481,308	7,465,941	(d)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	2.006%	5/25/58	9,160,345	9,101,361	(a)(d)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	7,534,640	(a)(d)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	712,944	716,423

TOTAL ASSET-BACKED SECURITIES (Cost - $344,244,412)				322,647,893

CORPORATE BONDS & NOTES - 3.0%
COMMUNICATION SERVICES - 0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	1,100,000	931,420
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,210,000	1,905,425
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,160,000	2,190,659

Total Diversified Telecommunication Services				5,027,504

MEDIA - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	900,000	827,930
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,890,000	2,551,281

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Comcast Corp., Senior Notes	3.969%	11/1/47	$1,460,000	$1,337,003
Comcast Corp., Senior Notes	2.887%	11/1/51	1,170,000	890,095	(d)

Total Media				5,606,309

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	930,000	936,351	(d)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	3,410,000	3,282,638

Total Wireless Telecommunication Services				4,218,989

TOTAL COMMUNICATION SERVICES				14,852,802

ENERGY - 0.4%
OIL, GAS & CONSUMABLE FUELS - 0.4%
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,210,000	2,121,852
EQT Corp., Senior Notes	7.500%	2/1/30	5,000,000	5,563,000

TOTAL ENERGY				7,684,852

FINANCIALS - 0.5%
BANKS - 0.4%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	6/16/22	200,000	150,269	(a)(f)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	782,464	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,420,000	4,172,989	(a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	880,000	823,769	(a)(d)

Total Banks				5,929,491

CAPITAL MARKETS - 0.1%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	2,250,000	2,241,115

INSURANCE 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	8,944	8,273	(d)(f)

TOTAL FINANCIALS				8,178,879

INDUSTRIALS - 1.1%
TRANSPORTATION INFRASTRUCTURE - 1.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	19,616,051	(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	15

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.2%
CHEMICALS - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	$1,980,000	$1,993,256	(d)
METALS & MINING - 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,550,000	1,526,657

TOTAL MATERIALS				3,519,913

TOTAL CORPORATE BONDS & NOTES (Cost - $54,957,727)				53,852,497

SOVEREIGN BONDS - 0.7%
MEXICO - 0.5%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	5,881,728
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	3,154,758

Total Mexico				9,036,486

QATAR - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,585,271	(g)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	2,026,990	(d)

Total Qatar				3,612,261

TOTAL SOVEREIGN BONDS (Cost - $14,153,768)				12,648,747

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,802,021,322)				1,703,649,647

SHORT-TERM INVESTMENTS - 3.0%
REPURCHASE AGREEMENTS - 2.2%
Bank of America Corp. repurchase agreement dated 5/31/22; Proceeds at maturity - $40,000,856; (Fully collateralized by U.S. government agency obligations, 0.125% due 8/31/2023; Market value - $40,000,000) (Cost - $40,000,000)	0.770%	6/1/22	40,000,000	40,000,000

U.S. GOVERNMENT AGENCIES - 0.3%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $4,625,273)	0.941%	7/13/22	4,630,000	4,624,895	(h)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.5%
BNY Mellon Cash Reserve Fund (Cost - $8,928,737)	0.150%	8,928,737	$8,928,737

TOTAL SHORT-TERM INVESTMENTS (Cost - $53,554,010)			53,553,632

TOTAL INVESTMENTS - 98.6% (Cost - $1,855,575,332)			1,757,203,279
Other Assets in Excess of Liabilities - 1.4%			25,380,744

TOTAL NET ASSETS - 100.0%			$1,782,584,023

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Value is less than $1.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	17

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

At May 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,061	9/22	$434,202,977	$435,080,319	$877,342
U.S. Treasury 5-Year Notes	22,531	9/22	2,542,571,830	2,544,946,972	2,375,142
U.S. Treasury Long-Term Bonds	388	9/22	54,286,993	54,101,750	(185,243)
U.S. Treasury Ultra Long-Term Bonds	421	9/22	66,079,780	65,570,750	(509,030)

					2,558,211

Contracts to Sell:
U.S. Treasury 10-Year Notes	299	9/22	35,587,806	35,716,486	(128,680)
U.S. Treasury Ultra 10-Year Notes	19	9/22	2,435,342	2,441,203	(5,861)

					(134,541)

Net unrealized appreciation on open futures contracts					$2,423,670

At May 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$567,771,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(53)	$(140,160)
	69,845,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(2,250,387)	16,504,332
	27,580,000	8/15/47	1.650% annually	Daily SOFR Compound annually	2,772,623	2,253,516

Total	$665,196,000				$522,183	$18,617,688

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	Market VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$173,600,000	6/20/27	1.000% quarterly	$1,646,943	$2,316,609	$(669,666)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2022 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$714,529,957	—	$714,529,957
Collateralized Mortgage Obligations	—	599,970,553	—	599,970,553
Asset-Backed Securities	—	322,647,893	—	322,647,893
Corporate Bonds & Notes	—	53,852,497	—	53,852,497
Sovereign Bonds	—	12,648,747	—	12,648,747

Total Long-Term Investments	—	1,703,649,647	—	1,703,649,647

Short-Term Investments†:
Repurchase Agreements	—	40,000,000	—	40,000,000
U.S. Government Agencies	—	4,624,895	—	4,624,895
Overnight Deposits	—	8,928,737	—	8,928,737

Total Short-Term Investments	—	53,553,632	—	53,553,632

Total Investments	—	$1,757,203,279	—	$1,757,203,279

Other Financial Instruments:
Futures Contracts††	$3,252,484	—	—	$3,252,484
Centrally Cleared Interest Rate Swaps††	—	$18,757,848	—	18,757,848

Total Other Financial Instruments	$3,252,484	$18,757,848	—	$22,010,332

Total	$3,252,484	$1,775,961,127	—	$1,779,213,611

22

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$828,814	—	—	$828,814
Centrally Cleared Interest Rate Swaps††	—	$140,160	—	140,160
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	669,666	—	669,666

Total	$828,814	$809,826	—	$1,638,640

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

23